Commitments and contingencies (Details)	3 Months Ended	9 Months Ended
	May 31, 2026 USD ($)	May 31, 2026 USD ($) item
Credit facility
Number of batteries committed to be purchased | item		192
Number of batteries purchased | item		33
Number of additional batteries committed to be purchased deposit made | item		63
Number of battery units in transit | item		11
Impairment charge	$ 1,092,925	$ 1,092,925
Minimum purchase commitment	0	0
Floor plan financing with yamaha motor finance corporation
Credit facility
Irrevocable letter of credit (ILOC)		150,000
Revolving credit facility	300,000	300,000
Floor plan financing with shore premier finance
Credit facility
Irrevocable letter of credit (ILOC)		200,000
Revolving credit facility	$ 4,000,000	$ 4,000,000